Financial risk management - Summary of estimations of the present value of the future cash flows that are expected to be paid (Detail) - Liquidity risk [member] - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Estimations of the present value of the future cash flows that are expected to be paid	S/ 25,455,177	S/ 25,001,318
Life insurance contractual liabilities [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Estimations of the present value of the future cash flows that are expected to be paid	24,108,710	23,796,937
Life reinsurance contractual liabilities [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Estimations of the present value of the future cash flows that are expected to be paid	(68,278)	(54,631)
Other liabilities [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Estimations of the present value of the future cash flows that are expected to be paid	1,414,745	1,259,012
Less than 1 year [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Estimations of the present value of the future cash flows that are expected to be paid	899,642	897,692
Less than 1 year [member] | Life insurance contractual liabilities [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Estimations of the present value of the future cash flows that are expected to be paid	849,238	874,518
Less than 1 year [member] | Life reinsurance contractual liabilities [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Estimations of the present value of the future cash flows that are expected to be paid	(27,849)	(33,911)
Less than 1 year [member] | Other liabilities [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Estimations of the present value of the future cash flows that are expected to be paid	78,253	57,085
From 1 to 2 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Estimations of the present value of the future cash flows that are expected to be paid	743,937	758,032
From 1 to 2 years [member] | Life insurance contractual liabilities [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Estimations of the present value of the future cash flows that are expected to be paid	660,864	683,879
From 1 to 2 years [member] | Life reinsurance contractual liabilities [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Estimations of the present value of the future cash flows that are expected to be paid	(577)	(336)
From 1 to 2 years [member] | Other liabilities [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Estimations of the present value of the future cash flows that are expected to be paid	83,650	74,489
From 2 to 3 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Estimations of the present value of the future cash flows that are expected to be paid	835,009	808,957
From 2 to 3 years [member] | Life insurance contractual liabilities [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Estimations of the present value of the future cash flows that are expected to be paid	717,179	727,831
From 2 to 3 years [member] | Life reinsurance contractual liabilities [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Estimations of the present value of the future cash flows that are expected to be paid	(589)	(347)
From 2 to 3 years [member] | Other liabilities [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Estimations of the present value of the future cash flows that are expected to be paid	118,419	81,473
From 3 to 4 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Estimations of the present value of the future cash flows that are expected to be paid	884,953	878,500
From 3 to 4 years [member] | Life insurance contractual liabilities [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Estimations of the present value of the future cash flows that are expected to be paid	751,224	772,743
From 3 to 4 years [member] | Life reinsurance contractual liabilities [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Estimations of the present value of the future cash flows that are expected to be paid	(608)	(359)
From 3 to 4 years [member] | Other liabilities [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Estimations of the present value of the future cash flows that are expected to be paid	134,337	106,116
From 4 to 5 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Estimations of the present value of the future cash flows that are expected to be paid	921,965	923,094
From 4 to 5 years [member] | Life insurance contractual liabilities [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Estimations of the present value of the future cash flows that are expected to be paid	781,239	794,191
From 4 to 5 years [member] | Life reinsurance contractual liabilities [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Estimations of the present value of the future cash flows that are expected to be paid	(626)	(373)
From 4 to 5 years [member] | Other liabilities [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Estimations of the present value of the future cash flows that are expected to be paid	141,352	129,276
More than 5 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Estimations of the present value of the future cash flows that are expected to be paid	21,169,671	20,735,043
More than 5 years [member] | Life insurance contractual liabilities [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Estimations of the present value of the future cash flows that are expected to be paid	20,348,966	19,943,775
More than 5 years [member] | Life reinsurance contractual liabilities [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Estimations of the present value of the future cash flows that are expected to be paid	(38,029)	(19,305)
More than 5 years [member] | Other liabilities [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Estimations of the present value of the future cash flows that are expected to be paid	S/ 858,734	S/ 810,573